Our people (Tables)	12 Months Ended
Dec. 31, 2023
Number and average number of employees [abstract]
Geographical Distribution of Staff
Our staff numbers averaged 114,732 for the year ended 31 December 2023 against 114,129 in 2022 and 104,808 in 2021. Their geographical distribution was as follows:

	2023	2022	2021
North America	23,562	23,740	21,764
United Kingdom	12,457	12,490	10,995
Western Continental Europe	23,580	22,717	21,514
Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe	55,133	55,182	50,535
	114,732	114,129	104,808

Reportable Segment Distribution of Staff
Their reportable segment distribution was as follows:

	2023	2022	2021
Global Integrated Agencies	97,838	97,288	89,701
Public Relations	8,377	8,125	7,121
Specialist Agencies	8,517	8,716	7,986
	114,732	114,129	104,808

Staff costs
Staff costs include:

	2023	2022	2021
	£m	£m	£m
Wages and salaries	5,878.8	5,721.0	4,797.2
Cash-based incentive plans	232.9	292.6	455.2
Share-based incentive plans (note 22)	140.1	122.0	99.6
Social security costs	715.1	689.4	630.1
Pension costs (note 23)	213.1	204.8	177.7
Severance	78.2	44.2	41.8
Other staff costs[1]	879.4	1,091.8	965.1
	8,137.6	8,165.8	7,166.7
Note
[1]Freelance and temporary staff costs are included in other staff costs.

Summary of Compensation for key Management Personnel
Compensation for key management personnel includes:

	2023	2022	2021
	£m	£m	£m
Short-term employee benefits	28.1	29.7	28.0
Pensions and other post-retirement benefits	1.3	1.1	0.9
Share-based payments	30.1	29.8	14.6
	59.5	60.6	43.5